Note Popular, Inc. (Holding company only) financial information (Notes payable by contractual maturities) (Detail) - Notes Payable - Popular, Inc. Holding Co. $ in Thousands	Dec. 31, 2016 USD ($)
Debt Disclosure [Line Items]
2017	$ 0
2018	0
2019	444,788
2020	0
2021	0
Later years	290,812
No stated maturity	$ 0